Notes Receivable, Net	6 Months Ended
Mar. 31, 2025
Notes Receivable, Net [Abstract]
NOTES RECEIVABLE, NET

NOTE 4 – NOTES RECEIVABLE, NET

Notes receivable, net as of March 31, 2025 and September 30, 2024 consisted of the following:

	March 31, 2025	September 30, 2024
Notes receivable	$7,925,933	$8,122,287
Less: allowance for credit losses	(146,044)	(220,503)
Notes receivable, net	$7,779,889	$7,901,784

Changes in the allowance for credit losses as of March 31, 2025 and September 30, 2024 are as follow:

	March 31, 2025	September 30, 2024
Beginning balance	$220,503	$-
Cumulative-effect adjustment of adoption of CECL	-	116,097
(Reversal)/Addition	(67,435)	97,214
Exchange difference	(7,024)	7,192
Ending balance	$146,044	$220,503

Notes receivable consisted of bank acceptance notes and commercial acceptance notes. These notes with 3-6 months maturity dates were issued by customers to pay their payable balances to the Company. Factored notes receivable with recourse amounted $2,492,833 and $1,249,765 were recorded as short-term borrowings as of March 31, 2025 and September 30, 2024, respectively.